SCHEDULE OF FINANCING ARRANGEMENT (Details) (Parenthetical) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021	May 31, 2020
Short-term Debt [Line Items]
Amortization of debt discount	$ 776,515	$ 175,356		$ 1,350,389
Line of Credit, Current	29,833,248
Notes Payable, Current	3,918,339		$ 1,476,642	2,285,367	$ 1,476,642
Convertible Notes - Net of Discount [Member]
Short-term Debt [Line Items]
Amortization of debt discount	$ 1,656,792			$ 1,607,283	$ 1,607,283